Other Payables and Accruals (Details) - HKD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Other Payables and Accruals
Accrued salaries, wages and bonus	$ 40	$ 40
Accrued audit and professional fees	498	1,133
Total other payables and accruals	$ 538	$ 1,173